Cash Flow Reconciliations	12 Months Ended
Dec. 31, 2024
Cash Flow Reconciliations
Cash Flow Reconciliations

18. Cash Flow Reconciliations

The reconciliations of the Partnership’s financing activities for the three years ended December 31, 2024 are presented in the following tables:

A reconciliation of borrowings arising from financing activities is as follows:

			Deferred
		Non-cash	financing
	Cash flows	items	costs, assets	Borrowings
January 1, 2022				1,085,758
Borrowings repayments	(168,585)	—	—	(168,585)
Additions in deferred loan issuance costs	(21)	(14)	14	(21)
Amortization and write-off of deferred loan issuance costs (Note 13)	—	4,794	—	4,794
December 31, 2022				921,946
Borrowings drawdowns	—	50,000	—	50,000
Borrowings repayments (Note 7)	(217,070)	(764,080)	—	(981,150)
Additions in deferred loan issuance costs	359	(19)	(14)	326
Amortization and write-off of deferred loan issuance costs (Note 13)	—	8,878	—	8,878
December 31, 2023				—
Additions in deferred loan issuance costs	(33)	33	—	—
December 31, 2024				—

A reconciliation of net derivative assets/liabilities arising from financing activities is as follows:

		Non-cash	Net derivative
	Cash flows	items	(liabilities)/assets
January 1, 2022			(9,245)
Unrealized gain on interest rate swaps held for trading (Note 17)	—	12,821	12,821
December 31, 2022			3,576
Proceeds from interest rate swaps termination (Note 17)	(3,488)	—	(3,488)
Unrealized loss on interest rate swaps held for trading (Note 17)	—	(88)	(88)
December 31, 2023			—
December 31, 2024			—

A reconciliation of lease liabilities arising from financing activities is as follows:

		Non-cash
	Cash flows	items	Lease liabilities
January 1, 2022			55,898
Additions	—	18,913	18,913
Interest expense on leases (Note 13)	—	1,668	1,668
Payments for interest	(1,668)	—	(1,668)
Principal elements of lease payments	(12,242)	—	(12,242)
December 31, 2022			62,569
Additions	—	54,442	54,442
Interest expense on leases (Note 13)	—	3,785	3,785
Payments for interest	(3,785)	—	(3,785)
Principal elements of lease payments	(23,103)	—	(23,103)
December 31, 2023			93,908
Additions	—	47,548	47,548
Interest expense on leases (Note 13)	—	4,662	4,662
Payments for interest	(4,662)	—	(4,662)
Principal elements of lease payments	(33,863)	—	(33,863)
December 31, 2024			107,593